Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Value-added tax	$ 1,219,713	$ 1,135,002
Income tax	564,372	404,617
Other taxes	133,562	131,703
Total	$ 1,917,647	$ 1,671,322